UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6424

        Nuveen New York Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
	December 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 20.9% (12.9% of Total Investments)
$ 500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	A	$509,635
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 –
	AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
1,065	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	A	1,075,075
610	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	A	610,159
6,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AA	6,354,780
	System, Series 1993A, 5.750%, 7/01/13 – MBIA Insured
1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	1,038,000
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
670	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	A2	679,869
	Series 2002, 5.000%, 7/01/19 – FGIC Insured
2,750	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	Aa2	2,626,470
	Series 2001, 5.000%, 7/01/26 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	2,011,920
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
2,320	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA	2,228,012
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
2,830	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA	2,542,585
	Facilities, Series 2006A, 5.000%, 7/01/31 – MBIA Insured
745	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AA	689,684
	5.000%, 7/01/37 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
800	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	853,776
640	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	674,227
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AAA	4,639,320
	Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – FSA Insured
1,915	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	2,069,943
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – FSA Insured
2,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	1/09 at 102.00	AA	1,910,160
	Bonds, City University System, Series 1998-1, 5.000%, 7/01/26 – FGIC Insured
705	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	Aaa	604,509
	University, Tender Option Bond Trust 3127, 10.840%, 7/01/40 – AMBAC Insured (IF)
6,415	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	1/09 at 102.00	AA	6,375,804
	University, Series 1998, 5.000%, 7/01/23 – MBIA Insured
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity	6/09 at 100.00	AA	4,484,823
	Episcopal School, Series 1997, 5.250%, 6/15/27 – MBIA Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	AA	1,392,460
3,240	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	AA	2,149,610
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,215	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	883,378
9,840	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AA	6,894,986
5,910	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	3,594,285
6,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	1/09 at 100.00	Aa2	6,261,750
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured
1,005	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	AA–	935,414
	7/01/32 – AMBAC Insured
71,200	Total Education and Civic Organizations			64,090,634

	Health Care – 16.2% (10.0% of Total Investments)
3,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/09 at 101.00	A	3,657,023
	Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured
7,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/09 at 100.50	A	5,943,840
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
2,420	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	2,288,037
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
2,700	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AA	2,337,255
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AA	939,790
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
9,000	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AA	7,633,350
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 –
	MBIA Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	1,555,542
	2007B, 5.125%, 7/01/37 – AGC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AA	2,512,000
3,300	5.000%, 7/01/22 – MBIA Insured	7/13 at 100.00	AA	3,280,794
2,635	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,843,692
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
2,150	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	1,890,345
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
9,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	A	8,528,310
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	A1	2,424,408
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A1	2,600,959
1,265	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	AA	1,221,750
	2007A, 5.250%, 7/01/34 – FGIC Insured

54,630	Total Health Care			49,657,095

	Housing/Multifamily – 4.0% (2.4% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,500	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,601,625
1,500	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,585,110
5,515	5.000%, 7/01/25 – FGIC Insured (UB)	7/15 at 100.00	AA+	5,224,194
1,807	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/09 at 105.00	A	1,899,134
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
560	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	395,058
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
35	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	2/09 at 100.00	A	35,050
	Series 1994B, 6.250%, 8/15/14 – AMBAC Insured
1,440	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/09 at 100.00	AAA	1,440,346
	Series 1996A, 6.125%, 11/01/20 – FSA Insured

12,357	Total Housing/Multifamily			12,180,517

	Industrials – 0.9% (0.5% of Total Investments)
3,765	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	2,693,632
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)

	Long-Term Care – 1.1% (0.7% of Total Investments)
4,450	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue	2/09 at 101.00	AAA	3,452,711
	Bonds, Series 1997A, 5.750%, 8/01/37

	Tax Obligation/General – 13.4% (8.2% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa2	1,570,110
805	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Baa1	804,928
14,635	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	10,477,927
	2/15/47 – FGIC Insured
	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002:
2,250	5.000%, 3/01/15 – FGIC Insured	3/12 at 100.00	AA	2,283,660
1,000	5.000%, 3/01/17 – FGIC Insured	3/12 at 100.00	AA	997,080
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5,360	5.250%, 8/01/15 – MBIA Insured	8/10 at 101.00	AA	5,651,155
2,095	5.250%, 8/01/15 – FSA Insured	8/10 at 101.00	AAA	2,209,471
5,000	5.000%, 8/01/16 – FGIC Insured	8/10 at 101.00	AA	5,237,900
125	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 –	3/12 at 100.00	AAA	120,863
	FSA Insured
4,130	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	4,198,062
	FGIC Insured
	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 1198:
1,115	10.750%, 11/01/19 – FSA Insured (IF)	11/14 at 100.00	AAA	1,156,634
570	10.439%, 11/01/20 – FSA Insured (IF)	11/14 at 100.00	AAA	575,113
	Peru Central School District, Clinton County, New York, General Obligation Refunding Bonds,
	Series 2002B:
1,845	4.000%, 6/15/18 – FGIC Insured	6/12 at 100.00	AA	1,849,631
1,915	4.000%, 6/15/19 – FGIC Insured	6/12 at 100.00	AA	1,887,443
2,305	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/20 – MBIA Insured	8/15 at 100.00	AA	1,970,314

44,650	Total Tax Obligation/General			40,990,291

	Tax Obligation/Limited – 54.0% (33.2% of Total Investments)
3,340	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/09 at 101.00	A	3,392,338
	Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured
130	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	124,015
	Services Facilities, Series 2000D, 5.250%, 8/15/30 – FSA Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of
	Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 – FSA Insured	8/12 at 100.00	AAA	1,085,630
1,100	5.250%, 8/15/21 – FSA Insured	8/12 at 100.00	AAA	1,131,757
1,135	5.250%, 8/15/22 – FSA Insured	8/12 at 100.00	AAA	1,147,224
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA	3,640,216
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
2,300	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA	2,436,896
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA	1,137,984
7,900	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AA	7,950,007
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
1,040	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,067,248
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,200	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,290,060
1,000	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,036,970
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District:
1,710	5.750%, 5/01/26 – FSA Insured (UB)	5/14 at 100.00	AAA	1,740,438
2,420	5.750%, 5/01/28 – FSA Insured (UB)	5/18 at 100.00	AAA	2,467,045
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District Project, Series 2007A:
5,980	5.750%, 5/01/27-FSA Insured (UB)	5/17 at 100.00	AAA	6,106,417
1,670	5.750%, 5/01/28-FSA Insured (UB)	5/17 at 100.00	AAA	1,699,709
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	7,449,750
	5.250%, 11/15/25 – FSA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA	4,734,688
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
3,000	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AA	3,079,560
6,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AA	6,108,720
3,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA	2,798,610
8,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	7,129,280
2,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AAA	2,177,840
	Series 2002A, 5.750%, 7/01/18 – FSA Insured (UB)
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,555	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,575,355
1,555	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,560,956
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,720	5.000%, 10/15/25 – MBIA Insured (UB)	10/14 at 100.00	AAA	2,728,187
1,990	5.000%, 10/15/26 – MBIA Insured (UB)	10/14 at 100.00	AAA	1,994,816
4,960	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	4,852,963
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,447,305
1,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	1,542,848
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
10,170	5.250%, 5/01/12 – MBIA Insured	11/11 at 101.00	AAA	10,912,918
2,420	5.250%, 5/01/17 – MBIA Insured	11/11 at 101.00	AAA	2,576,259
970	5.000%, 5/01/30 – MBIA Insured	11/11 at 101.00	AAA	918,784
5,345	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	5,498,883
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
1,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,037,713
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
1,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,919,575
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,542,735
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bond Trust 3126:
835	11.750%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AAA	765,795
4,350	10.829%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AAA	3,573,830
3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993,	No Opt. Call	AAA	3,984,525
	5.250%, 4/01/16 – FSA Insured (UB)
1,700	New York State Thruway Authority, General Revenue Bonds, Series 2005, 5.000%,	7/15 at 100.00	AAA	1,621,358
	1/01/30 – FSA Insured (UB)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AA	1,013,740
	2004, 5.000%, 4/01/22 – MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	9,235,818
2,600	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	2,648,256
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,002,680
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
12,400	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	12,087,888
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	950,940
3,190	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AA	3,451,070
	Series 1995, 5.600%, 4/01/15 – MBIA Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	481,610
	2005B, 5.000%, 3/15/30 – FSA Insured
1,980	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	1,481,575
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds,
	Series 2002E:
3,000	5.500%, 7/01/14 – FSA Insured	No Opt. Call	AAA	3,077,160
6,000	5.500%, 7/01/18 – FSA Insured	No Opt. Call	AAA	5,889,660

164,765	Total Tax Obligation/Limited			165,307,604

	Transportation – 15.4% (9.5% of Total Investments)
7,575	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	6,043,562
	4.500%, 11/15/36 – FSA Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
3,815	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	3,903,241
4,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	AA	3,904,760
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
2,665	5.500%, 11/15/21 – MBIA Insured	11/12 at 100.00	AA	2,668,571
8,500	5.000%, 11/15/25 – MBIA Insured	11/12 at 100.00	AA	7,921,065
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,665	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,738,607
4,075	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	3,823,084
970	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	AA	944,993
	FGIC Insured
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AA	2,068,375
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
1,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	1,596,266
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
1,175	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	898,664
	Eighth Series 2008, Trust 2920, 11.256%, 8/15/32 – FSA Insured (IF)
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,	1/12 at 100.00	Aa2	5,104,700
	5.250%, 1/01/20 – FGIC Insured
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AA	1,717,486
3,800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AA	3,835,492

50,010	Total Transportation			47,168,866

	U.S. Guaranteed – 16.9% (10.4% of Total Investments) (4)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
65	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aa3 (4)	69,304
175	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aa3 (4)	186,674
2,435	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	2,896,092
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
1,410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/11 at 100.00	AA– (4)	1,549,886
	Facilities, Series 2001, 5.500%, 7/01/20 (Pre-refunded 7/01/11) – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2000A:
1,990	0.000%, 7/01/17 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AA (4)	1,955,135
2,230	0.000%, 7/01/18 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AA (4)	2,190,930
2,495	0.000%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AA (4)	2,451,288
1,870	0.000%, 7/01/21 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AA (4)	1,837,238
	Longwood Central School District, Suffolk County, New York, Series 2000:
910	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A2 (4)	1,010,537
1,410	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A2 (4)	1,565,777
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	4,643,920
1,000	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	1,160,980
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
	Series 1998B:
10,000	4.875%, 7/01/18 – FGIC Insured (ETM)	1/09 at 101.00	AAA	10,118,799
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	1/09 at 101.00	AAA	4,517,460
30	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/11 at 101.00	AAA	33,267
	Series 2002B, 5.000%, 5/01/30 (Pre-refunded 11/01/11) – MBIA Insured
655	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	Aa1 (4)	734,714
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
4,875	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25	3/12 at 100.00	AAA	5,391,360
	(Pre-refunded 3/15/12) – FSA Insured
6,965	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	7,721,190
	4/01/20 (Pre-refunded 4/01/12) – FSA Insured
	Putnam Valley Central School District, Putnam and Westchester Counties, New York, General
	Obligation Bonds, Series 1999:
525	5.875%, 6/15/19 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aa3 (4)	561,650
525	5.875%, 6/15/25 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aa3 (4)	561,650
525	5.875%, 6/15/27 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aa3 (4)	561,650

48,590	Total U.S. Guaranteed			51,719,501

	Utilities – 10.6% (6.5% of Total Investments)
1,650	Islip Resource Recovery Agency, New York, Revenue Bonds, Series 1994B, 7.250%, 7/01/11 – AMBAC	No Opt. Call	A1	1,719,911
	Insured (Alternative Minimum Tax)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA	1,869,240
4,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA	1,642,480
5,000	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	1,912,400
7,000	0.000%, 6/01/27 – FSA Insured	No Opt. Call	AAA	2,493,540
10,500	0.000%, 6/01/28 – FSA Insured	No Opt. Call	AAA	3,476,865
7,000	0.000%, 6/01/29 – FSA Insured	No Opt. Call	AAA	2,150,890
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,276,225
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,180	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA	5,892,197
8,020	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA	7,473,036
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	646,854
	5.000%, 12/01/35 – CIFG Insured
865	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	903,796
	11/15/19 – FGIC Insured

57,465	Total Utilities			32,457,434

	Water and Sewer – 7.0% (4.3% of Total Investments)
	New York City Municipal Water Finance Authority, New York, Water and Sewer System
	Revenue Bonds:
6,525	5.000%, 6/15/27 – MBIA Insured (UB)	6/15 at 100.00	AAA	6,378,775
3,500	5.000%, 6/15/36 – MBIA Insured (UB)	6/16 at 100.00	AAA	3,272,220
830	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	885,452
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,360	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,448,917
	Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 – MBIA Insured
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	2,807,940
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
7,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA	6,821,500
	6/01/28 – MBIA Insured

22,215	Total Water and Sewer			21,614,804

$ 534,097	Total Long-Term Investments (cost $512,891,870) – 160.4%			491,333,089

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 2.3% (1.4% of Total Investments)
$ 6,948	State Street Euro Dollar Time Deposit	0.010%	1/02/09	$6,947,856

	Total Short-Term Investments (cost $6,947,856)			6,947,856

	Total Investments (cost $519,839,726) – 162.7%			498,280,945

	Floating Rate Obligations – (11.2)%			(34,245,000)

	Other Assets Less Liabilities – 2.5%			7,629,164

	Auction Rate Preferred Shares, at Liquidation Value – (54.0)% (5)			(165,375,000)

	Net Assets Applicable to Common Shares – 100%			$306,290,109

At least 80% of the Fund’s net assets (including net assets attributable to Auction Rate Preferred shares)
are invested in municipal securities that are covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities or U.S. Treasury-issued State and Local Government Series securities to ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC. AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of December 31, 2008. Subsequent to December 31, 2008, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.2%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of December 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$6,947,856	$491,333,089	$ —	$498,280,945

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2008, the cost of investments was $485,359,425.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 7,727,676
Depreciation	(29,071,865)

Net unrealized appreciation (depreciation) of investments	$(21,344,189)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Quality Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         February 27, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        February 27, 2009